UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: July 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL
FRANCHISE FUND
JULY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 90.1%

	Shares	Value

BELGIUM — 1.5%
Anheuser-Busch InBev ADR	8,575	$865,903

CHINA — 0.8%
NetEase ADR	1,957	451,715

GERMANY — 3.5%
Beiersdorf	17,736	2,068,764

NETHERLANDS — 3.1%
ASML Holding	8,224	1,841,499

SOUTH KOREA — 1.2%
Samsung Electronics GDR	764	732,132

SPAIN — 1.6%
Amadeus IT Group	12,196	965,982

SWITZERLAND — 8.0%
Nestle	25,004	2,657,558
Roche Holding	7,681	2,063,897

		4,721,455

UNITED KINGDOM — 7.6%
Imperial Brands	40,824	1,044,301
Reckitt Benckiser Group	21,312	1,657,997
Unilever	29,585	1,791,638

		4,493,936

UNITED STATES — 62.8%

Communication Services — 0.9%
Fox	14,821	553,119

Consumer Discretionary — 5.2%
Booking Holdings *(1)	1,634	3,082,721

Consumer Staples — 6.1%
Altria Group	14,978	705,014

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL
FRANCHISE FUND
JULY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Consumer Staples (continued)
Colgate-Palmolive (1)	8,830	$633,464
Philip Morris International (1)	27,051	2,261,734

		3,600,212

Financials — 13.3%
Charles Schwab	39,649	1,713,630
FactSet Research Systems	5,023	1,392,878
Moody’s	15,096	3,235,677
S&P Global	6,128	1,501,053

		7,843,238

Health Care — 7.2%
Becton Dickinson	5,124	1,295,347
Johnson & Johnson	17,008	2,214,782
Medtronic	7,457	760,166

		4,270,295

Industrials — 1.3%
3M (1)	4,294	750,248

Information Technology — 28.8%
Check Point Software Technologies *	16,104	1,802,843
Intuit	8,070	2,237,892
Microsoft	29,924	4,077,743
VeriSign *	17,069	3,603,095
Visa, Cl A (1)	29,471	5,245,838

		16,967,411

		37,067,244

Total Common Stock (Cost $47,782,999)		53,208,630

Total Investments — 90.1% (Cost $47,782,999)		$53,208,630

Percentages are based on Net Assets of $59,025,507.

*	Non-income producing security.
(1)	Represents a company categorized as a “non-United States company,” as set forth in the Fund’s Prospectus, because at least 50% of the company’s revenue is generated outside of the United States.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL
FRANCHISE FUND
JULY 31, 2019 (Unaudited)

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

As of July 31, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2019, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. As of July 31, 2019, the Fund did not hold any Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus or semi-annual financial statements.

INV-QH-001-0400

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC EMERGING
MARKETS EQUITY FUND
JULY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.1%

	Shares	Value

AUSTRIA — 1.2%
Erste Group Bank	15,689	$566,406

BRAZIL — 7.3%
Atacadao Distribuicao Comercio e Industria Ltda	95,300	582,549
Banco do Brasil	50,993	669,227
Engie Brasil Energia	38,452	493,399
Petroleo Brasileiro ADR	73,132	1,100,637
YDUQS Part	59,719	548,210

		3,394,022

CHINA — 10.6%
58.com ADR *	6,715	378,592
Alibaba Group Holding ADR *	15,717	2,720,770
Anhui Conch Cement, Cl A	79,692	455,795
Kunlun Energy	254,000	222,605
NetEase ADR	1,296	299,143
Weifu High-Technology Group, Cl A	127,212	335,403
Wuliangye Yibin, Cl A	29,157	507,737

		4,920,045

COLOMBIA — 1.0%
Bancolombia ADR	9,447	471,216

DENMARK — 1.0%
Carlsberg, Cl B	3,304	454,041

HONG KONG — 21.2%
AIA Group	81,800	842,463
China Construction Bank, Cl H	1,185,000	914,774
China Merchants Bank, Cl H	118,500	590,657
China Resources Gas Group	56,000	283,806
China Resources Land	152,000	656,182
China Taiping Insurance Holdings	113,600	316,228
China Telecom, Cl H	1,188,000	533,077
CSPC Pharmaceutical Group	258,000	451,089
Galaxy Entertainment Group	58,000	397,995
Kerry Properties	79,500	299,682
Li Ning	124,500	307,152

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC EMERGING
MARKETS EQUITY FUND
JULY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HONG KONG (continued)
Ping An Insurance Group of China, Cl H	109,000	$1,293,305
Sands China	95,200	460,987
Techtronic Industries	69,500	518,568
Tencent Holdings	24,900	1,162,435
Want Want China Holdings	507,000	396,106
Weichai Power, Cl H	237,000	366,859

		9,791,365

HUNGARY — 1.2%
MOL Hungarian Oil & Gas	34,325	351,963
Richter Gedeon Nyrt	10,602	187,904

		539,867

INDIA — 5.6%
HDFC Bank	20,856	682,800
Infosys	18,065	207,565
Infosys ADR	64,936	735,076
Shriram Transport Finance	25,135	353,981
State Bank of India	88,750	428,296
Tech Mahindra	20,857	192,859

		2,600,577

INDONESIA — 3.8%
Astra International	1,051,300	523,167
Bank Negara Indonesia Persero	845,000	509,445
Perusahaan Gas Negara Persero	2,004,400	292,724
Telekomunikasi Indonesia Persero	1,482,500	452,976

		1,778,312

LUXEMBOURG — 0.5%
Ternium ADR (1)	11,550	244,051

MALAYSIA — 1.4%
Genting	146,900	244,367
Malayan Banking	190,600	399,229

		643,596

MEXICO — 3.3%
Cemex ADR	73,606	262,037
Grupo Aeroportuario del Sureste ADR	1,949	296,501
Grupo Mexico	177,334	439,079

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC EMERGING
MARKETS EQUITY FUND
JULY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

MEXICO (continued)
Wal-Mart de Mexico	183,093	$545,452

		1,543,069

POLAND — 0.8%
Powszechna Kasa Oszczednosci Bank Polski	35,276	374,189

RUSSIA — 2.5%
LUKOIL PJSC ADR	8,238	670,985
MMC Norilsk Nickel PJSC ADR	21,575	492,126

		1,163,111

SOUTH AFRICA — 7.4%
Bidcorp	25,007	527,076
Exxaro Resources	41,835	493,432
Naspers, Cl N	5,730	1,411,563
Old Mutual	243,016	328,754
RMB Holdings	64,147	340,519
Sasol	15,490	338,136

		3,439,480

SOUTH KOREA — 6.0%
Hana Financial Group	11,141	327,424
Samsung Electronics	58,785	2,235,951
Samsung Life Insurance	3,282	210,684

		2,774,059

SWITZERLAND — 0.6%
Swatch Group	916	267,248

TAIWAN — 6.9%
Delta Electronics	76,000	368,419
Novatek Microelectronics	46,000	244,673
Taiwan Semiconductor Manufacturing	314,000	2,599,705

		3,212,797

THAILAND — 3.7%
Advanced Info Service	57,800	399,921
Bangkok Bank	9,900	58,299
Bangkok Bank NVDR	71,100	418,594
Indorama Ventures	313,000	416,358
Kasikornbank	23,900	133,851
Kasikornbank NVDR	48,500	271,634

		1,698,657

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC EMERGING
MARKETS EQUITY FUND
JULY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

TURKEY — 1.8%
TAV Havalimanlari Holding	64,202	$290,373
Yapi ve Kredi Bankasi *	1,122,018	548,654

		839,027

UNITED ARAB EMIRATES — 3.1%
Abu Dhabi National Oil for Distribution PJSC	275,093	202,960
Aldar Properties PJSC	427,972	269,183
Emaar Properties PJSC	340,825	511,839
First Abu Dhabi Bank PJSC	105,913	457,379

		1,441,361

UNITED KINGDOM — 2.6%
Anglo American (1)	23,229	574,193
Polymetal International (1)	28,222	344,105
X5 Retail Group GDR	8,670	290,183

		1,208,481

UNITED STATES — 2.3%
Credicorp (1)	2,086	454,727
Broadcom (1)	2,096	607,819

		1,062,546

Total Common Stock (Cost $42,699,133)		44,427,523

PREFERRED STOCK — 2.9%

BRAZIL — 2.9%
Cia de Transmissao de Energia Eletrica Paulista (A)	64,836	417,524
Itausa - Investimentos Itau, 0.555%	271,952	904,917

Total Preferred Stock (Cost $1,197,732)		1,322,441

Total Investments — 99.0% (Cost $43,896,865)		$45,749,964

Percentages are based on Net Assets of $46,228,060.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC EMERGING
MARKETS EQUITY FUND
JULY 31, 2019 (Unaudited)

*	Non-income producing security.
(1)

Represents a company categorized as an “emerging market company,” as set forth in the Fund’s Prospectus, because it derives 50% or more of its annual revenue or profits from goods produced, sales made or services performed in emerging market countries.

(A)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

As of July 31, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2019, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. As of July 31, 2019, the Fund did not hold any Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus or Statement of Additional Information.

INV-QH-001-0400

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 25, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller, and CFO

Date: September 25, 2019